CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME [Abstract]
Charter Revenues	$ 1,280	$ 36,372	$ 52,789
Charter Costs	(108)	(1,523)	(1,281)
Vessel Operating Costs	(686)	(24,580)	(23,038)
General and Administrative Costs	(482)	(4,261)	(5,815)
Depreciation Costs	(262)	(14,379)	(11,393)
Net Operating (Loss) Income	(258)	(8,372)	11,262
Interest Income	138	34	258
Interest Costs	0	(1,807)	(1,044)
Other Financial (Costs) Income	50	(699)	(2,333)
Total Other (Costs) Income	188	(2,472)	(3,119)
(Loss) Income before income taxes	(70)	(10,844)	8,143
Income Tax	0	0	(1,212)
Net (Loss) Income and Comprehensive (Loss) Income	$ (70)	$ (10,844)	$ 6,931
Basic (Loss) Earnings per Share (in dollars per share)	$ (0.01)	$ (0.47)	$ 0.34
Diluted (Loss) Earnings per Share (in dollars per share)	$ (0.01)	$ (0.47)	$ 0.34
Basic Weighted Average Number of Common Shares Outstanding (in shares)	8,772,166	23,203,142	20,314,530
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	8,772,166	23,203,142	20,350,404
Cash dividend declared per common share (in dollars per share)	$ 0	$ 0.94	$ 1.35